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                                                                          [LOGO]
                                                                  [THE HARTFORD]

January 23, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

RE: Hartford Life Insurance Company, Separate Account VL II
    33 Act File No. (to be assigned); 811-07271
    Hartford Life and Annuity Insurance Company, Separate Account VL II 33 Act File No. (to be assigned); 811-07273

Members of the Commission:

We hereby transmit for filing under the Securities Act of 1933, initial Registration Statements on Form N-6 for the above-referenced separate accounts (the "Registrants").

Each Registration Statement relates to a variable life insurance policy to be issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and funded by the Registrants ("Proposed Products").

Financial statements, exhibits and other financial information for the Registrants will be provided in a subsequent pre-effective amendment.

It is proposed that the public offering of securities described in the Registration Statements commence as soon as practicable on or about May 1, 2008 following the effectiveness of the Registration Statements.

You may direct any questions regarding this filing to the undersigned at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch

Lisa Proch